Accounts receivable, net - Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Nonrelated Party
Related party balances and transactions
Accounts receivable		¥ 288,507	¥ 422,743
Less: Allowance for doubtful accounts		(2,688)	(4,521)
Accounts receivable	$ 40,257	285,819	418,222
Related Party
Related party balances and transactions
Accounts receivable		1,556,969	837,686
Less: Allowance for doubtful accounts		(11,217)	(2,366)
Accounts receivable	$ 217,715	¥ 1,545,752	¥ 835,320